Concentrations of Credit Risk (FY)	12 Months Ended
Dec. 31, 2017
Risks and Uncertainties [Abstract]
Concentration of Credit Risk
Note 14.    Concentrations of Credit Risk

The Company originates primarily commercial, residential, and consumer loans to customers in Tennessee, Florida, Georgia and Alabama. The ability of the majority of the Company's customers to honor their contractual loan obligations is dependent on the economy in these areas.

Eighty-one percent of the Company's loan portfolio is concentrated in loans secured by real estate, of which a substantial portion is secured by real estate in the Company's primary market areas. Commercial real estate, including commercial construction loans, represented 56 percent of the loan portfolio at December 31, 2017, and 61 percent of the loan portfolio at December 31, 2016. Accordingly, the ultimate collectability of the loan portfolio and recovery of the carrying amount of foreclosed assets is susceptible to changes in real estate conditions in the Company's primary market areas. The other concentrations of credit by type of loan are set forth in Note 4.

The Bank, as a matter of policy, does not generally extend credit to any single borrower or group of related borrowers in excess of 25% of statutory capital, or approximately $42,325,000.